SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	May 31, 2024	May 31, 2023
Income Tax Disclosure [Abstract]
Income taxes at Federal statutory rate	21.00%	21.00%
Discounts and interest on notes	(2.10%)	(1.90%)
State taxes	(4.20%)	(2.40%)
Other	(1.20%)	(0.30%)
Change in valuation allowance	(36.30%)	(20.10%)
Income tax provision	(22.90%)	(3.70%)